Note 7 - Goodwill and Intangible Assets - Activity for Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning of year	$ 390	$ 357
Additions	276	67
Amortized to expense	(190)	(34)
End of year	$ 476	$ 390